Notes receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Notes receivable	¥ 16,817	$ 2,304	¥ 54,634
Asset Pledged as Collateral
Financial Instruments Owned and Pledged as Collateral [Line Items]
Notes receivable	¥ 0		¥ 6,603